Income Taxes - Schedule of Provisions for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Current tax provision:
Federal	$ 56,355	$ 63,580	$ 101,088
State	19,537	20,681	20,557
Foreign	42,252	33,666	23,227
Current tax provision	118,144	117,927	144,872
Deferred tax provision (benefit):
Federal	(13,449)	(10,647)	(36,450)
State	(3,990)	(1,751)	(2,519)
Foreign	904	5,583	(4,786)
Deferred tax provision (benefit)	(16,535)	(6,815)	(43,755)
Total tax provision	$ 101,609	$ 111,113	$ 101,117